          CRANBROOK FUNDS
         CONSISTING OF THE
    CRANBROOK MONEY MARKET FUND
                AND
      CRANBROOK TREASURY FUND
--------------------------------------------------------------------------------
   ANNUAL REPORT TO SHAREHOLDERS
          OCTOBER 31, 1996
--------------------------------------------------------------------------------
  INVESTMENT ADVISOR AND PORTFOLIO
              MANAGER:

 Cranbrook Capital Management, Inc.

 CRANBROOK CAPITAL MANAGEMENT LOGO
--------------------------------------------------------------------------------
   ADMINISTRATOR, UNDERWRITER AND
            DISTRIBUTOR:

 FIRST OF MICHIGAN INVESTMENTS LOGO
--------------------------------------------------------------------------------

   Principal Office of the Trust:
 100 Renaissance Center/25th Floor
      Detroit, Michigan 48243
--------------------------------------------------------------------------------
This report is not to be distributed
               unless
    preceded or accompanied by a
            prospectus.
--------------------------------------------------------------------------------

 Phone Number of the Trust (313)
 259-4321
 24 Hour Yield Information (800)
 482-2417
 Outside of Michigan (800) 521-1098

 Purchase and Redemption Orders:
 Outside of Michigan (800) 521-1264
 Within Michigan (800) 482-2560

Dear Shareholder,

We are pleased to present this
annual report of the Cranbrook
Funds as of October 31, 1996.

As of October 31, 1996, the
Cranbrook Money Market Fund had
net assets of approximately $435
million and the Cranbrook
Treasury Fund had net assets of
over $63 million.

For the year ended October 31,
1996, the Money Market Fund had a
net yield of 5.00% and the
Treasury Fund had a net yield of
4.75%.

We thank you for your continued
confidence in the Cranbrook Funds
and we hope you are pleased with
the investment results.

CONRAD W. KOSKI SIGNATURE

CONRAD W. KOSKI
President

December 20, 1996

          CRANBROOK FUNDS
    CRANBROOK MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES

          OCTOBER 31, 1996

ASSETS:
Investments, at amortized cost............  $433,859,665
Interest receivable.......................     1,641,977
Prepaid expenses and other assets.........       151,672
                                            ------------
    Total assets                            $435,653,314
                                            ------------
LIABILITIES:
Accrued administrator fee.................  $     92,841
Accrued investment advisor fee............        83,557
Accrued transfer and dividend disbursing
  fees....................................        32,147
Accounts payable and accrued expenses.....        96,817
Dividends payable.........................       394,502
                                            ------------
    Total liabilities.....................  $    699,864
                                            ------------
    Total net assets......................  $434,953,450
                                            ============
NET ASSETS:
Shares of beneficial interest, an
  unlimited number of shares authorized,
  434,953,450 shares outstanding, par
  value $.10 per share....................  $ 43,495,345
Additional paid-in capital................   391,458,105
                                            ------------
    Total net assets......................  $434,953,450
                                            ============
NET ASSET VALUE:
Offering and redemption price per share on
  434,953,450 shares of beneficial
  interest outstanding....................         $1.00
                                            ============

          CRANBROOK FUNDS
    CRANBROOK MONEY MARKET FUND
      STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 1996

TOTAL INVESTMENT INCOME..................... $24,022,190
                                             -----------
EXPENSES:
Administrator fee........................... $ 1,079,045
Investment advisor fee......................     971,127
Transfer and dividend disbursing fees.......     460,552
Custodial fees..............................     169,450
Professional fees...........................      63,301
Insurance...................................      60,333
Postage and printing........................      53,625
Registration and filing fees................      41,146
Trustee fees and expenses...................      35,369
Other.......................................      31,015
                                             -----------
Total expenses.............................. $ 2,964,963
                                             -----------
NET INVESTMENT INCOME....................... $21,057,227
                                             ===========
RATIO OF TOTAL EXPENSES TO TOTAL INVESTMENT
  INCOME....................................       12.34%
                                             ===========

                                CRANBROOK FUNDS
                          CRANBROOK MONEY MARKET FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                            YEAR            EIGHT MONTHS
                                                                           ENDED               ENDED
                                                                      OCTOBER 31, 1996    OCTOBER 31, 1995
                                                                      ----------------    ----------------
            FROM OPERATIONS:
              Net investment income................................   $    21,057,227      $   13,509,443
              Dividends declared...................................       (21,057,227)        (13,509,443)
                                                                       --------------      --------------
                Change in net assets from operations...............   $     --             $    --
                                                                       --------------      --------------
            FROM SHARE TRANSACTIONS (at $1.00 per share):
              Proceeds from sale of shares.........................   $ 1,357,274,646      $1,133,540,267
              Asset value of shares issued in reinvestment of
                dividends..........................................        20,736,509          13,312,245
                                                                       --------------      --------------
                                                                      $ 1,378,011,155      $1,146,852,512
              Payments for shares redeemed.........................    (1,355,876,180)       (734,034,037)
                                                                       --------------      --------------
                Change in net assets from share transactions.......   $    22,134,975      $  412,818,475
                                                                       --------------      --------------
            NET CHANGE IN NET ASSETS...............................   $    22,134,975      $  412,818,475
            NET ASSETS:
              Beginning of period..................................       412,818,475                  --
                                                                       --------------      --------------
              End of period........................................   $   434,953,450      $  412,818,475
                                                                       ==============      ==============

                See accompanying notes to financial statements.

                                CRANBROOK FUNDS
                          CRANBROOK MONEY MARKET FUND
                  SCHEDULE OF INVESTMENTS -- OCTOBER 31, 1996

PRINCIPAL                                              AMORTIZED
  AMOUNT                AGENCIES -- 3.68%                 COST
----------                                            ------------
 2,800,000   Federal National Mortgage Assoc.,
              5.46%, due 11/15/96...................  $  2,799,834
 5,000,000   Federal Home Loan Mortgage Corp.,
              7.88%, due 12/20/96...................     5,014,538
 4,696,935   Small Business Administration,
              Variable Rate Note,
              5.75%, due 1/25/97....................     4,707,112
 3,446,847   Small Business Administration,
              Variable Rate Note,
              5.75%, due 1/25/97....................     3,454,866
                                                      ------------
                                                      $ 15,976,350
                                                      ------------
                 CERTIFICATES OF DEPOSIT -- 8.07%
10,000,000   Standard Federal Bank,
              5.35%, due 11/14/96...................  $ 10,000,000
10,000,000   American Express Centurian Bank,
              5.27%, due 11/22/96...................    10,000,000
 5,000,000   Standard Federal Bank,
              5.75%, due 12/5/96....................     5,000,000
 5,000,000   Canadian Imperial Bank of Commerce,
              5.42%, due 1/17/97....................     5,000,211
 5,000,000   First Chicago Corp.,
              5.70%, due 5/22/97....................     4,995,031
                                                      ------------
                                                      $ 34,995,242
                                                      ------------
                 COMMERCIAL PAPER -- 64.04%
 5,000,000   Island Finance Norwest,
              5.32%, due 11/1/96....................  $  5,000,000
 5,000,000   Nynex Corp.,
              5.37%, due 11/4/96....................     4,997,762
 5,210,000   Brown Forman Corp.,
              5.40%, due 11/5/96....................     5,206,874
 5,000,000   Echlin Inc.,
              5.50%, due 11/5/96....................     4,996,944
 5,000,000   Harley Davidson Dealer Funding Corp.,
              5.24%, due 11/5/96....................     4,997,089
 5,000,000   Winn Dixie Stores Inc.,
              5.29%, due 11/5/96....................     4,997,061
 5,000,000   National Bank of Canada,
              5.36%, due 11/6/96....................     4,996,278
 5,000,000   American Trading & Production Corp.,
              5.44%, due 11/7/96....................     4,995,467
 8,536,000   Brown Forman Corp.,
              5.25%, due 11/7/96....................     8,528,531
 5,000,000   Cofco Credit Suisse,
              5.33%, due 11/7/96....................     4,995,558
 5,000,000   Nestles Capital Corp.,
              5.19%, due 11/8/96....................     4,994,954
 4,000,000   Pitney Bowes Credit Corp.,
              5.19%, due 11/8/96....................     3,994,638
 5,000,000   Sinochem American Credit Suisse,
              5.30%, due 11/8/96....................     4,994,847
 6,979,000   Clipper Receivables Corp.,
              5.28%, due 11/12/96...................     6,967,741
 5,009,000   Franklin Resources Inc.,
              5.45%, due 11/12/96...................     5,000,659
10,000,000   Xerox Credit Corp.,
              5.38%, due 11/12/96...................     9,983,561
 5,000,000   Xerox Credit Corp.,
              5.27%, due 11/13/96...................     4,991,217
 6,000,000   First Chicago NBD Corp.,
              5.28%, due 11/14/96...................     5,988,560
 5,000,000   Hertz Corp.,
              5.24%, due 11/14/96...................     4,990,539
 7,000,000   Briarcliff Capital Corp.,
              5.27%, due 11/15/96...................     6,985,654
 4,800,000   Harley Davidson Dealer Funding Corp.,
              5.28%, due 11/18/96...................     4,788,032
 5,000,000   J.C. Penney Funding Corp.,
              5.22%, due 11/18/96...................     4,987,675
 5,000,000   Allomon Funding Corp.,
              5.28%, due 11/19/96...................     4,986,800
 6,400,000   Ford Motor Credit Corp.,
              5.40%, due 11/19/96...................     6,382,720
 5,000,000   Island Finance Norwest,
              5.24%, due 11/19/96...................     4,986,900
 8,000,000   Nynex Corp.,
              5.36%, due 11/19/96...................     7,978,560
 5,000,000   Briarcliff Capital Corp.,
              5.26%, due 11/20/96...................     4,986,119
 6,000,000   Explorer Pipeline Inc.,
              5.27%, due 11/20/96...................     5,983,312
 5,000,000   IBM Credit Corp.,
              5.23%, due 11/20/96...................     4,986,199
 8,407,000   Allomon Funding Corp.,
              5.28%, due 11/22/96...................     8,381,106
 5,000,000   General Motors Acceptance Corp.,
              5.60%, due 12/2/96....................     4,975,889
 5,000,000   Allomon Funding Corp.,
              5.28%, due 12/3/96....................     4,976,533
 4,500,000   American Trading & Production Corp.,
              5.32%, due 12/3/96....................     4,478,720
 4,000,000   Franklin Resources Inc.,
              5.33%, due 12/3/96....................     3,981,049
 5,000,000   Island Finance Norwest
              5.46%, due 12/9/96....................     4,971,183
 5,000,000   American Trading & Production Corp.,
              5.27%, due 12/10/96...................     4,971,454
 9,500,000   Franklin Resources Inc.,
              5.27%, due 12/10/96...................     9,445,828
 7,000,000   Nynex Corp.,
              5.40%, due 12/11/96...................     6,958,000
17,000,000   Bank of America,
              5.43%, due 12/12/96...................    16,894,710
 5,000,000   Ford Motor Credit Corp.,
              5.26%, due 12/13/96...................     4,969,317
 5,000,000   International Nederlander Funding
              Corp.,
              5.35%, due 12/19/96...................     4,964,333

                See accompanying notes to financial statements.

                                CRANBROOK FUNDS
                          CRANBROOK MONEY MARKET FUND
                  SCHEDULE OF INVESTMENTS -- OCTOBER 31, 1996
                                  (CONTINUED)

PRINCIPAL          COMMERCIAL PAPER -- 64.04%          AMORTIZED
  AMOUNT                   (CONTINUED)                    COST
----------                                            ------------
 5,000,000   National Bank of Canada,
              5.26%, due 12/20/96...................  $  4,964,203
 5,000,000   National Bank of Canada,
              5.47%, due 12/31/96...................     4,954,417
 5,000,000   General Motors Acceptance Corp.,
              5.47%, due 1/21/97....................     4,938,462
 5,000,000   Banco Bradesco S A Grand Barclays,
              5.36%, due 2/12/97....................     4,923,322
 5,000,000   General Motors Acceptance Corp.,
              8.38%, due 5/1/97.....................     5,059,652
 5,500,000   Pitney Bowes Capital Corp.,
              5.28%, due 5/2/97.....................     5,353,187
 5,000,000   Pepsi Co Inc.,
              6.88%, due 5/15/97....................     5,025,124
                                                      ------------
                                                      $277,856,740
                                                      ------------
                  REPURCHASE AGREEMENTS -- 5.94%
25,767,000   Greenwich Capital Corporation Tri
              Party,
              5.60%, due 11/1/96 (Secured by various
              mortgage securities ranging in
              maturity from 10/25/22 to 4/25/24 at
              various interest ranging from 7.00% to
              7.88%, all held at Chase Bank, NY)....  $ 25,767,000
                                                      ------------
                                                      $ 25,767,000
                                                      ------------
                   BANKERS ACCEPTANCES -- 1.15%
 5,000,000   American Express Co.,
              5.27%, due 11/14/96...................  $  4,990,485
                                                      ------------
                                                      $  4,990,485
                                                      ------------
                   TAXABLE MUNICIPALS -- 6.15%
10,000,000   Anaheim CA,
              5.61%, due 11/1/96....................  $ 10,000,000
 5,000,000   Massachusetts State, Series D,
              5.40%, due 11/25/96...................     5,000,000
11,700,000   Trover Clinic PSC, KY,
              Floating Rate Note,
              5.44%, due 11/25/96...................    11,700,000
                                                      ------------
                                                      $ 26,700,000
                                                      ------------
                   MEDIUM TERM NOTES -- 10.97%
 5,000,000   Dean Witter Discover,
              Floating Rate Note,
              5.77%, due 11/15/96...................  $  5,000,363
 2,000,000   General Electric Capital Corp.,
              8.75%, due 11/26/96...................     2,004,906
 5,000,000   American Express Centurion Bank,
              Floating Rate Note,
              5.44%, due 2/12/97....................     4,999,994
 4,400,000   Ford Motor Credit Corp.,
              Medium Term Note,
              9.30%, due 2/18/97....................     4,443,963
 5,000,000   IBM Credit Corp.,
              Medium Term Note,
              5.00%, due 2/24/97....................     4,998,163
 7,912,000   Household Finance Corp.,
              7.50%, due 3/15/97....................     7,975,528
 3,000,000   Philip Morris,
              Medium Term Note,
              7.50%, due 3/15/97....................     3,017,056
 5,070,000   General Motors Acceptance Corp.
              Medium Term Note,
              7.13%, 3/31/97........................     5,100,095
 5,000,000   IBM Credit Corp.,
              5.70%, due 5/22/97....................     5,001,557
 5,000,000   American General Finance,
              Medium Term Note,
              6.96%, due 7/15/97....................     5,032,223
                                                      ------------
                                                      $ 47,573,848
                                                      ------------
             Total Investments......................  $433,859,665
                                                      ============

                See accompanying notes to financial statements.

                                CRANBROOK FUNDS
                            CRANBROOK TREASURY FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 1996

ASSETS:
Investments, at amortized cost.............  $62,852,664
Cash.......................................        7,346
Interest receivable........................      337,756
Prepaid expenses and other assets..........       25,773
                                             -----------
    Total assets...........................  $63,223,539
                                             -----------
LIABILITIES:
Accrued administrator fee..................  $    13,283
Accrued investment advisor fee.............       11,955
Accrued transfer and dividend disbursing
  fees.....................................        1,872
Accounts payable and accrued expenses......       21,075
Dividends payable..........................       53,668
                                             -----------
    Total liabilities......................  $   101,853
                                             -----------
    Total net assets.......................  $63,121,686
                                             ===========
NET ASSETS:
Shares of beneficial interest, an unlimited
  number of shares authorized, 63,121,686
  shares outstanding, par value $.10 per
  share....................................  $ 6,312,169
Additional paid-in capital.................   56,809,517
                                             -----------
    Total net assets.......................  $63,121,686
                                             ===========
NET ASSET VALUE:
Offering and redemption price per share on
  63,121,686 shares of beneficial interest
  outstanding..............................        $1.00
                                             ===========

                                CRANBROOK FUNDS
                            CRANBROOK TREASURY FUND
                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED OCTOBER 31, 1996

TOTAL INVESTMENT INCOME.....................  $3,289,521
                                              ----------
EXPENSES:
Administrator fee...........................  $  153,260
Investment advisor fee......................     137,932
Custodial fees..............................      69,381
Transfer and dividend disbursing fees.......      27,458
Registration and filing fees................      13,188
Professional fees...........................      11,171
Insurance...................................      10,647
Postage and printing........................       9,463
Trustee fees and expenses...................       6,242
Other.......................................      10,175
                                              ----------
  Total expenses............................  $  448,917
                                              ----------
NET INVESTMENT INCOME.......................  $2,840,604
                                              ==========
RATIO OF TOTAL EXPENSES TO TOTAL
  INVESTMENT INCOME.........................       13.65%
                                              ==========

                                CRANBROOK FUNDS
                            CRANBROOK TREASURY FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                 YEAR            EIGHT MONTHS
                                                                ENDED               ENDED
                                                           OCTOBER 31, 1996    OCTOBER 31, 1995
                                                           ----------------    ----------------
FROM OPERATIONS:
  Net investment income..................................   $    2,840,604      $    2,046,867
  Dividends declared.....................................       (2,840,604)         (2,046,867)
                                                             -------------       -------------
    Change in net assets from operations.................   $    --             $    --
                                                             -------------       -------------
FROM SHARE TRANSACTIONS (at $1.00 per share):
  Proceeds from sale of shares...........................   $  161,265,622      $  178,869,473
  Asset value of shares issued in reinvestment of
    dividends............................................        2,826,138           2,041,690
                                                             -------------       -------------
                                                            $  164,091,760      $  180,911,163
  Payments for shares redeemed...........................     (158,933,406)       (122,947,831)
                                                             -------------       -------------
    Change in net assets from share transactions.........   $    5,158,354      $   57,963,332
                                                             -------------       -------------
NET CHANGE IN NET ASSETS.................................   $    5,158,354      $   57,963,332
NET ASSETS:
  Beginning of period....................................       57,963,332           --
                                                             -------------       -------------
  End of period..........................................   $   63,121,686      $   57,963,332
                                                             =============       =============

                See accompanying notes to financial statements.

                                CRANBROOK FUNDS
                            CRANBROOK TREASURY FUND
                            SCHEDULE OF INVESTMENTS

                                OCTOBER 31, 1996

 PRINCIPAL                                                                                 AMORTIZED
  AMOUNT                        U.S. GOVERNMENT OBLIGATIONS -- 70.88%                         COST
-----------                                                                               ------------
  6,000,000    U.S. Treasury Strip,
                5.37%, due 11/15/96...................................................    $  5,988,076
  1,000,000    U.S. Treasury Note,
                7.25%, due 11/30/96...................................................       1,001,464
  4,000,000    U.S. Treasury Bill,
                4.87%, due 12/5/96....................................................       3,980,700
  3,000,000    U.S. Treasury Bill,
                5.25%, due 12/12/96...................................................       2,982,529
  1,000,000    U.S. Treasury Bill,
                4.93%, due 12/19/96...................................................         993,027
  2,000,000    U.S. Treasury Note,
                7.50%, due 12/31/96...................................................       2,006,581
  1,000,000    U.S. Treasury Note,
                6.25%, due 1/31/97....................................................       1,002,111
  3,000,000    U.S. Treasury Note,
                7.50%, due 1/31/97....................................................       3,014,680
  2,000,000    U.S. Treasury Bill,
                5.10%, due 2/27/97....................................................       1,966,862
  4,000,000    U.S. Treasury Note,
                6.75%, due 2/28/97....................................................       4,018,327
  2,000,000    U.S. Treasury Note,
                6.88%, due 2/28/97....................................................       2,009,160
  5,000,000    U.S. Treasury Note,
                6.63%, due 3/31/97....................................................       5,028,089
  2,000,000    U.S. Treasury Bill,
                5.07%, due 4/10/97....................................................       1,955,067
  2,000,000    U.S. Treasury Bill,
                5.09%, due 4/17/97....................................................       1,952,776
  1,000,000    U.S. Treasury Strip,
                5.85%, due 5/15/97....................................................         969,956
  2,000,000    U.S. Treasury Note,
                6.75%, due 5/31/97....................................................       2,014,774
  1,000,000    U.S. Treasury Bill,
                5.28%, due 6/26/97....................................................         964,285
  2,693,365    Small Business Administration,
                Variable Rate Note,
                5.75%, due 1/25/97....................................................       2,699,200
                                                                                          ------------
                                                                                          $ 44,547,664
                                                                                          ------------
                                REPURCHASE AGREEMENTS -- 29.12%
  6,200,000    Lehman Brothers Tri Party,
                5.58%, due 11/1/96 (secured by GNMA 9%, due 11/15/18, held at
                Chase Bank, NY).......................................................    $  6,200,000
  6,000,000    Daiwa Securities Tri Party,
                5.50%, due 11/1/96 (secured by U.S. Treasury Note 7.5%, due 10/31/99,
                held at Bank of New York).............................................       6,000,000
  6,105,000    Greenwich Capital Corporation Tri Party,
                5.60%, due 11/1/96 (secured by various GNMA securities with maturities ranging from 8/15/22 to 9/15/25 at various interest rates ranging from
                7.00% to 8.00%, all held at Chase Bank, NY)...........................       6,105,000
                                                                                          ------------
                                                                                          $ 18,305,000
                                                                                          ------------
               Total Investments......................................................    $ 62,852,664
                                                                                          ============

                See accompanying notes to financial statements.

                                CRANBROOK FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 1996

(1) ORGANIZATION

     Cranbrook Money Market Fund and Cranbrook Treasury Fund are separate series of Cranbrook Funds (the "Fund"), which is an unincorporated business trust organized under Massachusetts law on November 30, 1994 and which commenced operations on March 1, 1995. Each Portfolio of the Fund is an open-end, diversified management investment company and the Fund is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

(2) SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the significant accounting policies followed by the Fund.

     Investments

     Each Fund utilizes the amortized cost method to determine the carrying value of investment securities. Under this method, investment securities are valued for both financial reporting and Federal tax purposes at cost and any discount or premium is amortized from the date of acquisition to maturity. The use of this method results in a carrying value which approximates market value, which is determined based upon quoted market prices or dealer quotes.

     Investment security purchases and sales are accounted for on a trade date basis.

     The Fund invests in securities subject to repurchase agreements. Such transactions are entered into only with institutions included on the Federal Reserve System's list of institutions with whom the Federal Reserve open market desk conducts business. The investment advisor, Cranbrook Capital Management Inc. (CCM), acting under the supervision of the Trustees, has established the following additional policies and procedures relating to the Fund's investments in securities subject to repurchase agreements: 1) the value of the underlying collateral is required to equal or exceed 102% of the funds advanced under the repurchase agreement including accrued interest; 2) collateral is marked to market daily by CCM to assure its value remains at least equal to 102% of the repurchase agreement amount; and 3) funds are not disbursed by the Fund or its agent unless collateral is presented or acknowledged by a Federal Reserve book entry.

     Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions about amounts in the financial statements and accompanying notes. Actual results could differ.

     Investment Income

     Interest income is recorded daily on the accrual basis adjusted for amortization of premium and accretion of discount.

     Federal Income Taxes

     It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its income to its shareholders. Therefore, no Federal income tax provision is required in the accompanying financial statements.

     Shareholder Dividends

     On each business day the New York Stock Exchange is open, each Fund's net investment income is declared at the close of the Exchange as a daily dividend to shareholders of record prior to such close.

                                CRANBROOK FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 1996
                                  (CONTINUED)

     Each Fund calculates its dividends based on its daily net investment income. For this purpose, the net investment income of a Fund consists of (1) accrued interest income plus or minus amortized purchase discount or premium,
(2) plus or minus all realized gains and losses on disposition of Fund assets and (3) minus accrued expenses allocated to that Fund. Expenses of the Fund are accrued daily.

     Expenses

     Expenses (including management fees -- see Note 3) are charged to income daily as a percentage of the respective Fund's net assets. The following is a summary of expense rates in effect during the period:

                     MONEY MARKET FUND       TREASURY FUND
 EFFECTIVE DATE         ANNUAL RATE           ANNUAL RATE
----------------     ------------------    -----------------
November 1, 1995           .705%                 .705%
December 6, 1995           .685%                 .735%
October 7, 1996            .705%                 .765%

     The Fund monitors the rate at which expenses are charged to ensure that a proper amount of expense is charged to income each year. This percentage is subject to revision if there is a change in the estimate of the future net assets of the Funds or a change in expectations as to the level of actual expenses.

(3) TRANSACTIONS WITH AFFILIATES

     First of Michigan Corporation (FoM) is the Administrator of the Fund and underwriter and distributor of its shares. Pursuant to the Administration and Distribution Agreement dated December 15, 1994, the Fund pays FoM a fee for services performed and facilities furnished by FoM. Fees are computed daily and payable monthly at an annual rate of .25% of the Fund's first $500 million of average net assets; .225% of the next $500 million of average net assets; and
 .20% of average net assets in excess of $1 billion.

     CCM is the investment advisor and portfolio manager pursuant to the Advisory Agreement dated December 15, 1994. For such services the Fund pays CCM a fee, computed daily and payable monthly, at an annual rate of .225% of the Fund's first $500 million of average net assets; and .20% of average net assets in excess of $500 million.

     Certain states in which shares of the Fund are offered may impose an expense limitation based upon net assets. CCM and FoM have agreed that they will each reimburse the Fund in equal amounts such portions of the above fees as may be required to satisfy any expense limitations imposed. No such reimbursement was required for the year ended October 31, 1996.

     Pursuant to the foregoing arrangements, for the year ended October 31, 1996, FoM earned $1,079,045 and $153,260 and CCM earned $971,127 and $137,932 in fees for the Money Market Fund and the Treasury Fund, respectively, under the Administration and Distribution Agreement and Advisory Agreement.

     FoM was also compensated for its services as the Fund's Transfer and Dividend Distribution Agent. FoM is also reimbursed for certain out of pocket expenses incurred on behalf of the Fund. For the year ended October 31, 1996, the Money Market Fund and the Treasury Fund incurred expenses of $460,552 and $27,458, respectively, for the above service fees and out of pocket expenses of FoM.

                                CRANBROOK FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 1996
                                  (CONTINUED)

     Certain officers and Trustees of the Fund are also officers of FoM.

(4) INVESTMENT SECURITIES TRANSACTIONS

     Purchases and sales (including maturities) of investment securities, including repurchase agreements, during the period aggregated $9,603,049,811 and $9,592,375,340 respectively, for the Money Market Fund and $5,767,150,038 and $5,762,955,197, respectively, for the Treasury Fund. There were no brokerage commissions paid by either Fund for the year ended October 31, 1996.
                            ------------------------

                              FINANCIAL HIGHLIGHTS

     The financial highlights presents a per share analysis of net investment income and distributions from net investment income for the Funds. Additional quantitative measures expressed in ratio form analyze important relationships between certain items presented in the financial statements. These financial highlights have been derived from the financial statements of the Funds and other information for the period presented.

                                                                    MONEY MARKET FUND
                                                           ------------------------------------
                                                                                 EIGHT MONTHS
                                                              YEAR ENDED            ENDED
                                                           OCTOBER 31, 1996    OCTOBER 31, 1995
                                                           ----------------    ----------------
Net investment income...................................     $     0.0489        $     0.0357
Distributions from net investment income................     $    (0.0489)       $    (0.0357)
Net Asset Value per share at beginning and end of
  period................................................     $       1.00        $       1.00
Total Return............................................             5.00%               5.37%(a)
Net assets, end of period...............................     $434,953,450        $412,818,475
Ratios to average net assets:
  Net investment income.................................             4.89%               5.36%(a)
  Expenses..............................................             0.69%               0.69%(a)

                                                                      TREASURY FUND
                                                           ------------------------------------
                                                                                 EIGHT MONTHS
                                                              YEAR ENDED            ENDED
                                                           OCTOBER 31, 1996    OCTOBER 31, 1995
                                                           ----------------    ----------------
Net investment income...................................     $     0.0465        $     0.0347
Distributions from net investment income................     $    (0.0465)       $    (0.0347)
Net Asset Value per share at beginning and end of
  period................................................     $       1.00        $       1.00
Total Return............................................             4.75%               5.20%(a)
Net assets, end of period...............................     $ 63,121,686        $ 57,963,332
Ratios to average net assets:
  Net investment income.................................             4.65%               5.20%(a)
  Expenses..............................................             0.73%               0.70%(a)

-------------------------

(a) Annualized for periods less than one year.

                         REPORT OF INDEPENDENT AUDITORS

TO THE TRUSTEES AND SHAREHOLDERS OF CRANBROOK FUNDS

     We have audited the accompanying statements of assets and liabilities, including the schedules of investments of the Cranbrook Funds, comprised of the Cranbrook Money Market Fund and the Cranbrook Treasury Fund, as of October 31, 1996, and the related statements of operations, the statements of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds comprised of the Cranbrook Funds as of October 31, 1996 and the results of their operations and the changes in their net assets and the financial highlights for the periods referred to above in conformity with generally accepted accounting principles.

                                                     ERNST & YOUNG LLP SIGNATURE
Detroit, Michigan,
November 25, 1996

                                      LOGO

                                    MEMBER:
                         New York Stock Exchange, Inc.

                               EXECUTIVE OFFICES

DETROIT, MI 48243-1182
100 Renaissance Center/26th Floor
(313) 259-2600
NEW YORK, NY 10005-3794
100 Wall Street/21st Floor
(212) 344-1144

                                MICHIGAN OFFICES

ADRIAN 49221-2703                  GRAND BLANC 48439-5058             MT. CLEMENS 48043-8600
123 East Maumee Street             2240 East Hill Road/Suite A        7 North Main Street
(517) 263-8570                     (810) 694-2980                     Suite 108
                                                                      (810) 469-4930
ANN ARBOR 48104-2200               GRAND RAPIDS 49503-2373            PORT HURON 48059-4101
301 East Liberty Street            300 Ottawa, N.W.                   3899 24th Avenue
(313) 747-8040                     Suite 200                          (810) 987-1500
AUBURN HILLS 48326-2563            (616) 774-0141                     SAGINAW 48604-2830
2701 University Drive              GROSSE POINTE 48230-1559           4835 Towne Centre Road
Suite 425                          16980 Kercheval                    Suite 102
(810) 475-1700                     (313) 886-1200                     (517) 792-2346
BATTLE CREEK 49017-3611            GROSSE POINTE WOODS 48236-1821     ST. JOSEPH 49085-1259
29 West Michigan Mall              20155 Mack Avenue                  2900 South State Street
(616) 962-4034                     (313) 884-9600                     (616) 983-2587
BAY CITY 48708-5731                HARBOR SPRINGS 49740-1532          SOUTHFIELD 48076-4241
723 Washington Avenue              115 East Third Street              26555 Evergreen Road
(517) 894-5757                     (616) 526-2193                     (810) 358-3290
BIRMINGHAM 48009-5301              HILLSDALE 49242-1602               SOUTHGATE 48195-1300
280 North Woodward                 85 North Broad                     13219 Eureka Road
(810) 647-1400                     (517) 437-7727                     (313) 285-2000
BLOOMFIELD HILLS 48304-2862        HOLLAND 49423-3546                 STERLING HEIGHTS 48313-1149
1533 North Woodward                100 East Eighth Street             12900 Hall Road/Suite 100
Suite 150                          Suite 280                          (810) 726-5000
(810) 540-2787                     (616) 392-7986                     TRAVERSE CITY 49684-5552
COLDWATER 49036-1966               JACKSON 49201-1227                 10850 Traverse Highway
150 N. Willowbrook Road            333 Louis Glick Hwy., West         (616) 947-2200
Suite 300                          (517) 782-0405
(517) 278-7189                                                        TROY 48084-3437
                                   KALAMAZOO 49007-3923               2075 W. Big Beaver Road
DEARBORN 48124-1979                259 East Michigan Avenue           Suite 100
23400 Michigan Avenue              (616) 382-2600                     (810) 643-9100
(313) 277-0300                     LAPEER 48446-3810                  WEST BLOOMFIELD 48322-2394
EAST LANSING 48823-2433            25 West Nepessing                  6230 Orchard Lake Road
1427 West Saginaw                  (810) 664-0050                     Suite 230
(517) 332-8000                     MIDLAND 48640-5189                 (810) 855-2100
FRANKENMUTH 48734-1532             200 East Main Street
108 West School Street             (517) 631-0620
(517) 652-3251

           Customers of First of Michigan Corporation are protected by an excess SIPC policy underwritten by the Aetna Casualty and Surety Company.
LOGO This policy provides $9.5 million of protection for customers' securities and is in excess of the $500,000 protection provided by the Securities Investor Protection Corporation. This affords our clients total coverage of $10 million for their securities, per account, of which $100,000 in cash coverage is provided by the Securities Investor Protection Corporation.